Cover	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	SinglePoint Inc.
Entity Central Index Key	0001443611
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer